UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 09/30/06

Item 1 - Report to Stockholders

Semi-Annual Report
September 30, 2006

WCMA Money Fund

WCMA Money Fund

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Donald C. Burke, Vice President and Treasurer
Richard J. Mejzak, Vice President
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.

Proxy Results

During the six-month period ended September 30, 2006, the holders of interests in Master Money Trust (including WCMA Money Fund, which invests all of its assets in the Trust) voted on the following proposals. On August 15, 2006, the special meeting was adjourned with respect to Proposals 1 and 3 until September 27, 2006, at which time they passed. A description of the proposals and number of interests voted were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                          Interests Voted         Interests Voted        Interests Voted
                                                                For                   Against                Abstain
------------------------------------------------------------------------------------------------------------------------
1. To approve a new investment advisory agreement
   with BlackRock Advisors, Inc.                           7,232,645,471            241,379,990            309,564,868
------------------------------------------------------------------------------------------------------------------------
3. To approve a contingent subadvisory agreement
   with BlackRock Advisors, Inc.                           7,213,692,875            254,853,248            315,044,206
------------------------------------------------------------------------------------------------------------------------

On July 31, 2006, the special shareholder meeting of WCMA Money Fund was adjourned with respect to Proposals 1 and 3 until September 27, 2006. A description of the proposals and number of shares voted were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                            Shares Voted           Shares Voted            Shares Voted
                                                                For                   Against                Abstain
------------------------------------------------------------------------------------------------------------------------
1. To approve a new investment advisory agreement
   between Master Money Trust and BlackRock
   Advisors, Inc.                                          3,050,789,089            111,512,660            151,807,820
------------------------------------------------------------------------------------------------------------------------
3. To approve a contingent subadvisory agreement
   with BlackRock Advisors, Inc.                           3,042,287,339            115,816,694            156,005,536
------------------------------------------------------------------------------------------------------------------------


2       WCMA MONEY FUND                         SEPTEMBER 30, 2006

A Letter to Shareholders

Dear Shareholder

It is my pleasure to welcome you to BlackRock.

On September 29, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch Investment Managers, L.P. ("MLIM") united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,000 employees in 18 countries and representation in key markets worldwide, BlackRock's global presence means greater depth and scale to serve you.

The new BlackRock unites some of the finest money managers in the industry. Our ranks include more than 500 investment professionals globally -- portfolio managers, research analysts, risk management professionals and traders. With offices strategically located around the world, our investment professionals have in-depth local knowledge and the ability to leverage our global presence and robust infrastructure to deliver focused investment solutions. BlackRock's professional investors are supported by disciplined investment processes and best-in-class technology, ensuring that our portfolio managers are well equipped to research, uncover and capitalize on the opportunities the world's markets have to offer.

The BlackRock culture emphasizes excellence, teamwork and integrity in the management of a variety of equity, fixed income, cash management, alternative investment and real estate products. Our firm's core philosophy is grounded in the belief that experienced investment and risk professionals using disciplined investment processes and sophisticated analytical tools can consistently add value to client portfolios.

As you probably are aware, most former MLIM investment products now carry the "BlackRock" name. This is reflected in newspapers and online fund reporting resources. Your account statements, as of the October month-end reporting period, also reflect the BlackRock name. Unless otherwise communicated to you, your funds maintain the same investment objectives that they did prior to the combination of MLIM and BlackRock. Importantly, this union does not affect your brokerage account or your relationship with your financial advisor. Clients of Merrill Lynch remain clients of Merrill Lynch.

We view this combination of asset management leaders as a complementary union that reinforces our commitment to shareholders. Individually, each firm made investment performance its single most important mission. Together, we are even better prepared to capitalize on market opportunities on behalf of our shareholders. Our focus on investment excellence is accompanied by an unwavering commitment to service, enabling us to assist clients, in cooperation with their financial professionals, in working toward their investment goals. We thank you for allowing us the opportunity, and we look forward to serving your investment needs in the months and years ahead as the new BlackRock.

                                                         Sincerely,


                                                         /s/ Robert C. Doll, Jr.

                                                         Robert C. Doll, Jr.
                                                         Vice Chairman
                                                         BlackRock, Inc.

Data, including assets under management, are as of June 30, 2006.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006             3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach throughout the period as the longer end of the money market yield curve remained relatively flat and presented few compelling opportunities.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2006, WCMA Money Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of 3.67%, 4.26%, 4.59% and 4.59%, respectively. The Fund's seven-day yields as of September 30, 2006 were 3.80% for Class 1, 4.36% for Class 2, 4.69% for Class 3 and 4.69% for Class 4.

The Fund's average portfolio maturity at September 30, 2006 was 43 days, compared to 60 days at March 31, 2006.

Higher interest rates, coupled with a slowdown in both housing and employment, served to drag down economic activity in the second quarter of 2006, with gross domestic product (GDP) advancing at a rate of 2.6%. Although a significant slowdown from the robust 5.6% rate recorded in the first quarter, the economy remained on track for above-trend growth heading into the second half of the year. It would seem that the continued tightening of monetary policy by the Federal Reserve Board (the Fed) has finally had the desired effect of slowing economic activity to a more sustainable pace. At its June 29 meeting, the Fed raised the federal funds rate 25 basis points (.25%) for the 17th consecutive time, lifting the benchmark rate to its current level of 5.25%. The central bank subsequently left the target rate unchanged at both the August and September meetings, indicating that monetary policy will be "data dependant" going forward.

Earlier in the period, as the economy and inflation grew above expectations, the new Fed Chairman, Ben Bernanke, was under pressure to establish credibility as an inflation hawk. Yields in the short end of the curve rose as investors priced in several more interest rate hikes for the year. One-year London InterBank Offered Rate (LIBOR) rose more than 50 basis points during the second quarter, peaking at 5.77% in late June. At the same time, longer-term yields remained in a narrow range, with investors giving more credence to a scenario of a weaker economy within the next few quarters and exhibiting confidence in the Fed's ability to contain inflation.

As yields in the front end continued to climb, our significant exposure to variable rate sectors proved beneficial. We looked to maintain a 50% allocation, typically favoring corporate and bank issues. Spreads on agency issues remained at extremely rich levels and, in our view, warranted little attention. We gradually reduced the portfolio's duration throughout the period. This allowed the Fund to avoid unnecessary unrealized losses as long as the Fed was actively raising interest rates.

How did you manage the portfolio during the period?

Our average duration target, which had been consistently in the 55- to 65-day range in prior periods, was modestly reduced to the 45- to 55-day range. Along with variable rate product, we preferred fixed rate instruments in only the three- and six-month sectors. We felt these areas offered the greatest value from a risk/reward standpoint, enabling us to capture some steepness in the front end of the curve while limiting our interest rate exposure. We did believe there could be one or perhaps even two additional interest rate hikes; however, we believed that if we could find yields approaching 5.50% in the aforementioned sectors, we would be fairly compensated for the risks. As the curve was relatively flat from six months out to two years, there was no incentive to consider longer maturities. When yields were not available at our targeted levels, we were resigned to invest in overnight issues. Consequently, those holdings grew to nearly 33% of the portfolio at certain times during the period.

How would you characterize the portfolio's position at the close of the period?

In the last three months of the period, short-term yields retraced their second-quarter move higher. At period-end, one-year LIBOR was back at 5.30% and the two-year Treasury yield had fallen to 4.70%. Federal funds futures, which were predicting further rate increases only a short time ago, were now pricing in the probability of an interest rate cut at some point over the next few Federal Open Market Committee meetings.


4       WCMA MONEY FUND                         SEPTEMBER 30, 2006

This market shift had been fueled by recent comments from Fed Chairman Bernanke, in which he expressed concern over the weakening housing sector and its threat to economic growth. Higher interest rates have had a negative impact on home affordability for consumers. Data on existing home sales and housing starts has shown persistent weakness, with prices falling in some parts of the country. At the same time, inventories of unsold homes are at records highs. If we were to see a sizable increase in the number of borrowers who are unable to keep up with the higher mortgage payments on their adjustable rate loans, and assuming less availability to do cash-out refinancing, it is feared that consumer spending could be sharply curtailed.

Still, we continue to believe that the likelihood of a Fed interest rate hike is greater than the probability of a rate cut. Moreover, we believe there is a much greater chance that if the next move in monetary policy is in fact a cut, it will occur much later than current levels are pricing. That being said, we are slightly more cautious at these levels than we were earlier in the period. Recently, we have concentrated our efforts solely on maturities of 90 days and shorter. Overnight investments are no longer a viable option, as they have been trading at levels well through the federal funds target of 5.25%. Thus, we have added significant holdings of one-, two- and three-month commercial paper and certificates of deposit. With the front end of the yield curve now inverted, we will continue to buy the higher-yielding, shorter-dated maturities as opposed to the lower-yielding, longer-dated maturities, which will require an imminent rate cut in order to prove beneficial. The unemployment rate remains low at 4.6% and the oil price has settled in around $60 per barrel, both providing a tailwind for the consumer. Most importantly, according to the most recent Fed speak, inflation is still a concern. Thus, unless the economic landscape changes dramatically or yields return to more attractive levels, we continue to be cautious.

The Trust's portfolio's composition, as a percent of net assets, at the end of September and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                               9/30/06   3/31/06
--------------------------------------------------------------------------------
Bank Notes ................................................       --       1.3%
Certificates of Deposit ...................................      5.0%      4.9
Certificates of Deposit -- European .......................      3.5       2.1
Certificates of Deposit -- Yankee* ........................     20.8      19.6
Commercial Paper ..........................................     32.1      21.4
Corporate Notes ...........................................     20.5      18.6
Funding Agreements ........................................      6.4       6.7
Promissory Notes ..........................................      1.2       1.3
Time Deposits .............................................      2.3       5.2
U.S. Government, Agency & Instrumentality Obligations --
 Non-Discount Notes .......................................     10.1      12.3
Repurchase Agreements .....................................       --       6.2
Short-Term Securities .....................................      0.5       0.2
Other Assets Less Liabilities .............................       --       0.2
Liabilities in Excess of Other Assets .....................     (2.4)       --
                                                             -------------------
Total .....................................................    100.0%    100.0%
                                                             ===================
*     U.S. branches of foreign banks.

Richard J. Mejzak
Vice President and Portfolio Manager

October 2, 2006

--------------------------------------------------------------------------------
We are pleased to announce that, effective October 2, 2006, Patrick J. Ford is responsible for the day-to-day management of the Fund's portfolio. Mr. Ford is a Director and Portfolio Manager with BlackRock, Inc. (Cash Management Group). Prior to joining BlackRock in 1989, he was responsible for the trading of federal funds and Eurodollars in the national market for the Treasury Division of PNC Bank, starting in 1984. Prior to that, Mr. Ford worked for PFPC, Inc. as a mutual fund accounting supervisor.
--------------------------------------------------------------------------------


        WCMA MONEY FUND                         SEPTEMBER 30, 2006             5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2006 and held through September 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                              Expenses Paid
                                                           Beginning                     Ending            During the Period*
                                                         Account Value                Account Value         April 1, 2006 to
                                                         April 1, 2006             September 30, 2006      September 30, 2006
=============================================================================================================================
Actual
=============================================================================================================================
Class 1                                                    $   1,000                    $1,018.20               $    7.40
-----------------------------------------------------------------------------------------------------------------------------
Class 2                                                    $   1,000                    $1,021.10               $    4.59
-----------------------------------------------------------------------------------------------------------------------------
Class 3                                                    $   1,000                    $1,022.80               $    2.98
-----------------------------------------------------------------------------------------------------------------------------
Class 4                                                    $   1,000                    $1,022.80               $    2.98
=============================================================================================================================
Hypothetical (5% annual return before expenses)**
=============================================================================================================================
Class 1                                                    $   1,000                    $1,017.57               $    7.39
-----------------------------------------------------------------------------------------------------------------------------
Class 2                                                    $   1,000                    $1,020.36               $    4.58
-----------------------------------------------------------------------------------------------------------------------------
Class 3                                                    $   1,000                    $1,021.96               $    2.97
-----------------------------------------------------------------------------------------------------------------------------
Class 4                                                    $   1,000                    $1,021.96               $    2.97
-----------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.47% for Class 1, .91% for Class 2, .59% for Class 3 and .59% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


6       WCMA MONEY FUND                         SEPTEMBER 30, 2006

Statement of Assets and Liabilities                              WCMA Money Fund

As of September 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master Money Trust (the "Trust"), at value (identified
             cost--$7,436,290,083) .....................................................                          $   7,433,155,710
            Prepaid expenses and other assets ..........................................                                  1,336,135
                                                                                                                  -----------------
            Total assets ...............................................................                              7,434,491,845
                                                                                                                  -----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
             Distributor ...............................................................    $       1,805,597
             Administrator .............................................................            1,450,068
             Other affiliates ..........................................................              132,899
                                                                                            -----------------
            Total liabilities ..........................................................                                  3,388,564
                                                                                                                  -----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .................................................................                          $   7,431,103,281
                                                                                                                  =================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Class 1 Shares of beneficial interest, $.10 par value, unlimited number
             of shares authorized ......................................................                          $      73,597,944
            Class 2 Shares of beneficial interest, $.10 par value, unlimited number
             of shares authorized ......................................................                                257,319,938
            Class 3 Shares of beneficial interest, $.10 par value, unlimited number
             of shares authorized ......................................................                                301,401,029
            Class 4 Shares of beneficial interest, $.10 par value, unlimited number
             of shares authorized ......................................................                                111,104,839
            Paid-in capital in excess of par ...........................................                              6,690,813,751
            Undistributed investment income--net .......................................              104,098
            Accumulated realized capital losses allocated from the Trust--net ..........             (103,945)
            Unrealized depreciation allocated from the Trust--net ......................           (3,134,373)
                                                                                            -----------------
            Total accumulated losses--net ..............................................                                 (3,134,220)
                                                                                                                  -----------------
            Net Assets .................................................................                          $   7,431,103,281
                                                                                                                  =================
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Class 1--Based on net assets of $735,655,575 and 735,979,444 shares of
             beneficial interest outstanding ...........................................                          $            1.00
                                                                                                                  =================
            Class 2--Based on net assets of $2,572,080,280 and 2,573,199,383 shares
             of beneficial interest outstanding ........................................                          $            1.00
                                                                                                                  =================
            Class 3--Based on net assets of $3,012,756,149 and 3,014,010,287 shares
             of beneficial interest outstanding ........................................                          $            1.00
                                                                                                                  =================
            Class 4--Based on net assets of $1,110,611,277 and 1,111,048,389 shares
             of beneficial interest outstanding ........................................                          $            1.00
                                                                                                                  =================

      See Notes to Financial Statements.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006             7

Statement of Operations                                          WCMA Money Fund

For the Six Months Ended September 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest from affiliates ...................................................                          $         602,964
            Net investment income allocated from the Trust:
             Interest and amortization of premium and discount earned ..................                                185,935,278
             Securities lending--net ...................................................                                     20,240
             Expenses ..................................................................                                 (5,321,016)
                                                                                                                  -----------------
            Total income ...............................................................                                181,237,466
                                                                                                                  -----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees ........................................................    $       9,183,720
            Account maintenance and distribution fees--Class 2 .........................            8,694,923
            Account maintenance and distribution fees--Class 3 .........................            5,446,256
            Account maintenance and distribution fees--Class 1 .........................            3,456,880
            Registration fees ..........................................................            2,553,333
            Account maintenance and distribution fees--Class 4 .........................            2,055,607
            Transfer agent fees--Class 4 ...............................................              270,549
            Transfer agent fees--Class 3 ...............................................               69,703
            Transfer agent fees--Class 2 ...............................................               61,452
            Printing and shareholder reports ...........................................               55,380
            Professional fees ..........................................................               37,421
            Transfer agent fees--Class 1 ...............................................               16,559
            Other ......................................................................               13,989
                                                                                            -----------------
            Total expenses before waiver ...............................................           31,915,772
            Waiver of expenses .........................................................           (8,421,524)
                                                                                            -----------------
            Total expenses after waiver ................................................                                 23,494,248
                                                                                                                  -----------------
            Investment income--net .....................................................                                157,743,218
                                                                                                                  -----------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Trust--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments--net ..........................................                                     10,187
            Change in unrealized depreciation on investments--net ......................                                  3,150,745
                                                                                                                  -----------------
            Total realized and unrealized gain--net ....................................                                  3,160,932
                                                                                                                  -----------------
            Net Increase in Net Assets Resulting from Operations .......................                          $     160,904,150
                                                                                                                  =================

      See Notes to Financial Statements.


8       WCMA MONEY FUND                         SEPTEMBER 30, 2006

Statements of Changes in Net Assets                              WCMA Money Fund

                                                                                               For the Six             For the
                                                                                              Months Ended           Year Ended
                                                                                              September 30,           March 31,
Increase (Decrease) in Net Assets:                                                                2006                   2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .....................................................    $     157,743,218     $     221,287,720
            Realized gain (loss)--net ..................................................               10,187              (100,558)
            Change in unrealized depreciation--net .....................................            3,150,745               (75,936)
                                                                                            ---------------------------------------
            Net increase in net assets resulting from operations .......................          160,904,150           221,111,226
                                                                                            ---------------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net:
             Class 1 ...................................................................          (12,551,694)          (16,738,447)
             Class 2 ...................................................................          (53,892,625)          (75,779,223)
             Class 3 ...................................................................          (65,838,986)          (96,383,200)
             Class 4 ...................................................................          (25,459,913)          (32,282,752)
            Realized gain--net:
             Class 1 ...................................................................                 (877)                 (268)
             Class 2 ...................................................................               (3,531)               (1,213)
             Class 3 ...................................................................               (4,104)               (1,542)
             Class 4 ...................................................................               (1,522)                 (517)
                                                                                            ---------------------------------------
            Net decrease in net assets resulting from dividends and distributions
             to shareholders ...........................................................         (157,753,252)         (221,187,162)
                                                                                            ---------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from beneficial interest
             transactions ..............................................................          134,981,945          (390,953,320)
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ....................................          138,132,843          (391,029,256)
            Beginning of period ........................................................        7,292,970,438         7,683,999,694
                                                                                            ---------------------------------------
            End of period* .............................................................    $   7,431,103,281     $   7,292,970,438
                                                                                            =======================================
             * Undistributed investment income--net ....................................    $         104,098     $         104,098
                                                                                            =======================================

      See Notes to Financial Statements.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006             9

Financial Highlights                                             WCMA Money Fund

                                                                          Class 1
                                     -----------------------------------------------------------------------------
                                                                                                         For the
                                       For the                                                            Period
The following per share data         Six Months                     For the Year Ended                   March 20,
and ratios have been derived           Ended                             March 31,                       2003+ to
from information provided in          Sept. 30,         ------------------------------------------       March 31,
the financial statements.               2006               2006            2005            2004            2003
==================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .....................    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     -----------------------------------------------------------------------------
Investment income--net ..........         .0180              .0224           .0043           .0003           .0003
Realized and unrealized gain
  (loss)--net ...................         .0004             (.0008)         (.0011)          .0005           .0001
                                     -----------------------------------------------------------------------------
Total from investment operations          .0184              .0216           .0032           .0008           .0004
                                     -----------------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net ........        (.0043)            (.0003)         (.0003)         (.0208)         (.0281)
  Realized gain--net ............            --*                --*             --*         (.0001)             --
                                     -----------------------------------------------------------------------------
Total dividends and distributions        (.0180)            (.0224)         (.0043)         (.0004)         (.0003)
                                     -----------------------------------------------------------------------------
Net asset value, end of period ..    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     =============================================================================
Total investment return .........          1.82%+++           2.26%            .44%            .04%            .04%
                                     =============================================================================
==================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ..........          1.47%++            1.47%           1.35%           1.12%            .01%
                                     =============================================================================
Total expenses ..................          1.47%++            1.47%           1.47%           1.49%            .01%
                                     =============================================================================
Total investment income and
  realized gain (loss)--net .....          3.60%++            2.23%            .43%            .04%            .03%
                                     =============================================================================
==================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ................    $  735,656         $  861,336      $  869,839      $  927,790      $       25
                                     =============================================================================

                                                                        Class 2
                                     -----------------------------------------------------------------------------
                                                                                                         For the
                                      For the                                                             Period
The following per share data         Six Months                     For the Year Ended                   March 20,
and ratios have been derived           Ended                              March 31,                      2003+ to
from information provided in          Sept. 30,         ------------------------------------------       March 31,
the financial statements.               2006               2006            2005            2004            2003
==================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .....................    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     -----------------------------------------------------------------------------
Investment income--net ..........         .0208              .0281           .0088           .0024           .0003
Realized and unrealized gain
  (loss)--net ...................         .0004             (.0008)         (.0011)          .0006           .0001
                                     -----------------------------------------------------------------------------
Total from investment operations          .0212              .0273           .0077           .0030           .0004
                                     -----------------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net ........        (.0208)            (.0281)         (.0088)         (.0024)         (.0003)
  Realized gain--net ............            --*                --*             --*         (.0001)             --
                                     -----------------------------------------------------------------------------
Total dividends and distributions        (.0208)            (.0281)         (.0088)         (.0025)         (.0003)
                                     -----------------------------------------------------------------------------
Net asset value, end of period ..    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     =============================================================================
Total investment return .........          2.11%+++           2.85%            .89%            .25%            .04%
                                     =============================================================================
==================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ..........           .91%++             .89%            .91%            .91%            .01%
                                     =============================================================================
Total expenses ..................          1.15%++            1.15%           1.15%           1.17%            .01%
                                     =============================================================================
Total investment income and
  realized gain (loss)--net .....          4.17%++            2.80%            .87%            .24%            .03%
                                     =============================================================================
==================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ................    $2,572,080         $2,538,640      $2,723,114      $3,041,555      $       25
                                     =============================================================================

*     Amount is less than $(.0001) per share.
** Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain (loss)--net.
+     Effective date of the Fund's registration.
++    Annualized.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


10      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Financial Highlights (concluded)                                 WCMA Money Fund

                                                                          Class 3
                                     -----------------------------------------------------------------------------
                                                                                                         For the
                                      For the                                                            Period
The following per share data         Six Months                     For the Year Ended                   March 20,
and ratios have been derived           Ended                             March 31,                       2003+ to
from information provided in          Sept. 30,         ------------------------------------------       March 31,
the financial statements.               2006               2006            2005            2004            2003
==================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .....................    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     -----------------------------------------------------------------------------
Investment income--net ..........         .0224              .0314           .0120           .0056           .0003
Realized and unrealized gain
  (loss)--net ...................         .0004             (.0008)         (.0011)          .0006           .0001
                                     -----------------------------------------------------------------------------
Total from investment operations          .0228              .0306           .0109           .0062           .0004
                                     -----------------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net ........        (.0120)            (.0056)         (.0003)         (.0224)         (.0120)
  Realized gain--net ............            --*                --*             --*         (.0001)             --
                                     -----------------------------------------------------------------------------
Total dividends and distributions        (.0224)            (.0314)         (.0120)         (.0057)         (.0003)
                                     -----------------------------------------------------------------------------
Net asset value, end of period ..    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     =============================================================================
Total investment return .........          2.28%+++           3.18%           1.21%            .57%            .04%
                                     =============================================================================
==================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ..........           .59%++             .57%            .58%            .59%            .01%
                                     =============================================================================
Total expenses ..................           .85%++             .85%            .85%            .87%            .01%
                                     =============================================================================
Total investment income and
  realized gain (loss)--net .....          4.49%++            3.13%           1.20%            .57%            .03%
                                     =============================================================================
==================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ................    $3,012,756         $2,921,499      $3,032,612      $3,337,395      $       25
                                     =============================================================================

                                                                         Class 4
                                     -----------------------------------------------------------------------------
                                                                                                          For the
                                      For the                                                             Period
The following per share data         Six Months                   For the Year Ended                     March 20,
and ratios have been derived           Ended                            March 31,                        2003+ to
from information provided in          Sept. 30,         ------------------------------------------       March 31,
the financial statements.               2006               2006            2005            2004            2003
==================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .....................    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     -----------------------------------------------------------------------------
Investment income--net ..........         .0224              .0314           .0120           .0056           .0003
Realized and unrealized gain
  (loss)--net ...................         .0004             (.0009)         (.0011)          .0005           .0001
                                     -----------------------------------------------------------------------------
Total from investment operations          .0228              .0305           .0109           .0061           .0004
                                     -----------------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net ........        (.0224)            (.0314)         (.0120)         (.0056)         (.0003)
  Realized gain--net ............            --*                --*             --*         (.0001)             --
                                     -----------------------------------------------------------------------------
Total dividends and distributions        (.0224)            (.0314)         (.0120)         (.0057)         (.0003)
                                     -----------------------------------------------------------------------------
Net asset value, end of period ..    $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                     =============================================================================
Total investment return .........          2.28%+++           3.18%           1.21%            .57%            .04%
                                     =============================================================================
==================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ..........           .59%++             .57%            .58%            .59%            .01%
                                     =============================================================================
Total expenses ..................           .84%++             .84%            .84%            .87%            .01%
                                     =============================================================================
Total investment income and
  realized gain (loss)--net .....          4.50%++            3.15%           1.22%            .57%            .03%
                                     =============================================================================
==================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ................    $1,110,611         $  971,495      $1,058,434      $1,115,330      $       25
                                     =============================================================================

*     Amount is less than $(.0001) per share.
** Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain (loss)--net.
+     Effective date of the Fund's registration.
++    Annualized.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            11

Notes to Financial Statements                                    WCMA Money Fund

1. Significant Accounting Policies:

WCMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interests in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2006 was 45.1%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares and the incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Recent accounting pronouncement -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investment are paid at least annually.

(g) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


12      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Notes to Financial Statements (continued)                        WCMA Money Fund

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                 Account            Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class 1 ....................................       .25%                 .75%
Class 2 ....................................       .25%                .425%
Class 3 ....................................       .25%                .125%
Class 4 ....................................       .25%                .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .32% higher than that of CMA Money Fund, and Class 3 and Class 4 Shares is equal to that of CMA Money Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. For the six months ended September 30, 2006, MLPF&S earned fees of $19,653,666, of which $8,421,524 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.

On September 27, 2006, shareholders of the Fund approved a new Investment Advisory Agreement for the Trust with BlackRock Advisors, Inc. (the "Manager"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006 and the investment advisory fee is unchanged. In addition, the Manager will provide administrative services and the administrative fee is unchanged.

Prior to the closing, certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

Net increase (decrease) in net assets derived from beneficial interest transactions was $134,981,945 and $(390,953,320) for the six months ended September 30, 2006 and the year ended March 31, 2006, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class 1 Shares for the
Six Months Ended                                                     Dollar
September 30, 2006                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       4,664,965,604     $  4,664,965,604
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................          12,552,509           12,552,509
                                          -------------------------------------
Total issued .........................       4,677,518,113        4,677,518,113
Shares redeemed ......................      (4,803,482,163)      (4,803,482,163)
                                          -------------------------------------
Net decrease .........................        (125,964,050)    $   (125,964,050)
                                          =====================================

--------------------------------------------------------------------------------
Class 1 Shares for the Year                                          Dollar
Ended March 31, 2006                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      10,804,408,249     $ 10,804,408,249
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          16,738,855           16,738,855
                                          -------------------------------------
Total issued .........................      10,821,147,104       10,821,147,104
Shares redeemed ......................     (10,829,666,981)     (10,829,666,981)
                                          -------------------------------------
Net decrease .........................          (8,519,877)    $     (8,519,877)
                                          =====================================


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            13

Notes to Financial Statements (concluded)                        WCMA Money Fund

--------------------------------------------------------------------------------
Class 2 Shares for the
Six Months Ended                                                     Dollar
September 30, 2006                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       9,863,440,517     $  9,863,440,517
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................          53,896,143           53,896,143
                                          -------------------------------------
Total issued .........................       9,917,336,660        9,917,336,660
Shares redeemed ......................      (9,884,996,108)      (9,884,996,108)
                                          -------------------------------------
Net increase .........................          32,340,552     $     32,340,552
                                          =====================================

--------------------------------------------------------------------------------
Class 2 Shares for the Year                                          Dollar
Ended March 31, 2006                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      19,544,017,339     $ 19,544,017,339
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          75,780,480           75,780,480
                                          -------------------------------------
Total issued .........................      19,619,797,819       19,619,797,819
Shares redeemed ......................     (19,804,243,729)     (19,804,243,729)
                                          -------------------------------------
Net decrease .........................        (184,445,910)    $   (184,445,910)
                                          =====================================

--------------------------------------------------------------------------------
Class 3 Shares for the
Six Months Ended                                                     Dollar
September 30, 2006                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      14,404,121,425     $ 14,404,121,425
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................          65,843,091           65,843,091
                                          -------------------------------------
Total issued .........................      14,469,964,516       14,469,964,516
Shares redeemed ......................     (14,379,967,330)     (14,379,967,330)
                                          -------------------------------------
Net increase .........................          89,997,186     $     89,997,186
                                          =====================================

--------------------------------------------------------------------------------
Class 3 Shares for the Year                                          Dollar
Ended March 31, 2006                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      30,518,050,529     $ 30,518,050,529
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          96,384,743           96,384,743
                                          -------------------------------------
Total issued .........................      30,614,435,272       30,614,435,272
Shares redeemed ......................     (30,725,504,542)     (30,725,504,542)
                                          -------------------------------------
Net decrease .........................        (111,069,270)    $   (111,069,270)
                                          =====================================

--------------------------------------------------------------------------------
Class 4 Shares for the
Six Months Ended                                                     Dollar
September 30, 2006                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      10,302,654,331     $ 10,302,654,331
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..................          25,461,435           25,461,435
                                          -------------------------------------
Total issued .........................      10,328,115,766       10,328,115,766
Shares redeemed ......................     (10,189,507,509)     (10,189,507,509)
                                          -------------------------------------
Net increase .........................         138,608,257     $    138,608,257
                                          =====================================

--------------------------------------------------------------------------------
Class 4 Shares for the Year                                          Dollar
Ended March 31, 2006                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      19,504,359,859     $ 19,504,359,859
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          32,283,269           32,283,269
                                          -------------------------------------
Total issued .........................      19,536,643,128       19,536,643,128
Shares redeemed ......................     (19,623,561,391)     (19,623,561,391)
                                          -------------------------------------
Net decrease .........................         (86,918,263)    $    (86,918,263)
                                          =====================================


14      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Schedule of Investments                   Master Money Trust      (in Thousands)

                             Face    Interest          Maturity
Issue                       Amount     Rate*             Date          Value
===============================================================================
Certificates of Deposit -- 5.0%
===============================================================================
SunTrust Bank             $ 77,500    5.294% (a)       6/28/2007    $    77,511
-------------------------------------------------------------------------------
Wells Fargo                 20,000    5.30 (a)         3/16/2007         20,000
Bank, NA                   500,000    5.30 (a)         5/08/2007        498,886
                           220,000    5.30 (a)         9/05/2007        220,000
-------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost -- $817,511) ...............................................      816,397
===============================================================================
Certificates of Deposit -- European -- 3.5%
===============================================================================
BNP Paribas,               200,000    5.20             3/30/2007        199,736
London
-------------------------------------------------------------------------------
Societe Generale,          375,000    5.405            3/21/2007        375,080
London
-------------------------------------------------------------------------------
Total Certificates of Deposit -- European
(Cost -- $575,005) ...............................................      574,816
===============================================================================
Certificates of Deposit -- Yankee -- 20.8%
===============================================================================
ABN AMRO                   248,000    5.268 (a)       12/07/2006        247,993
Bank NV, NY
-------------------------------------------------------------------------------
BNP Paribas, NY            125,000    5.27 (a)        10/03/2007        124,975
                           125,000    5.448 (a)       10/03/2007        124,978
-------------------------------------------------------------------------------
Banco Bilbao               200,000    5.443 (a)       10/02/2006        199,999
Vizcaya Argentaria
SA, NY
-------------------------------------------------------------------------------
Barclays Bank              150,000    5.28 (a)        11/03/2006        150,000
Plc, NY                    325,000    5.273 (a)       12/22/2006        324,987
-------------------------------------------------------------------------------
Calyon Indosuez,           300,000    5.298 (a)        3/12/2007        299,997
NY
-------------------------------------------------------------------------------
Canadian Imperial           60,000    5.28 (a)         1/30/2007         60,018
Bank of Commerce,           35,000    5.31 (a)         2/23/2007         35,002
NY                         180,000    5.41 (a)        10/15/2007        180,000
-------------------------------------------------------------------------------
Credit Suisse, NY          450,000    5.295           12/27/2006        449,975
-------------------------------------------------------------------------------
Dexia Bank, NY             100,000    5.27 (a)         6/11/2007         99,986
-------------------------------------------------------------------------------
Fortis Bank, NY            250,000    5.268 (a)        5/29/2007        249,968
-------------------------------------------------------------------------------
HBOS Treasury               40,000    5.426 (a)       10/06/2006         40,000
Services Plc, NY
-------------------------------------------------------------------------------
Nordea North               160,000    5.27 (a)        10/31/2006        159,996
America, Inc., NY
-------------------------------------------------------------------------------
Royal Bank of              100,000    5.305 (a)       11/13/2006        100,001
Canada, NY                 102,000    5.317 (a)       12/22/2006        101,995
-------------------------------------------------------------------------------
Royal Bank of               87,000    5.27 (a)        10/04/2006         87,000
Scotland, NY               295,000    5.275 (a)       11/16/2006        294,996
-------------------------------------------------------------------------------
Toronto-Dominion           100,000    5.24             4/04/2007         99,884
Bank, NY
-------------------------------------------------------------------------------
Total Certificates of Deposit -- Yankee
(Cost -- $3,431,892) .............................................    3,431,750
===============================================================================
Commercial Paper -- 32.1%
===============================================================================
Amsterdam                  300,000    5.26            10/19/2006        299,123
Funding Corp.
-------------------------------------------------------------------------------
Barton Capital             138,355    5.26            10/05/2006        138,234
Corp.                      188,307    5.26            10/23/2006        187,647
-------------------------------------------------------------------------------
Chariot Funding,            60,000    5.25            10/11/2006         59,895
LLC                        100,000    5.26            10/23/2006         99,649
                            79,707    5.25            10/24/2006         79,416
-------------------------------------------------------------------------------
Clipper                    247,000    5.26            10/02/2006        246,892
Receivables Corp.
-------------------------------------------------------------------------------
Compass                     91,210    5.27            10/10/2006         91,063
Securitization LLC          50,000    5.26            10/23/2006         49,824
-------------------------------------------------------------------------------
Falcon Asset                75,000    5.25            10/02/2006         74,967
Securitization Corp.        75,000    5.25            10/06/2006         74,923
                            99,714    5.26            10/20/2006         99,408
                           129,741    5.26            10/24/2006        129,267
                            70,545    5.26            11/07/2006         70,143
-------------------------------------------------------------------------------
General Electric           250,000    5.025           10/10/2006        249,603
Capital Corp.
-------------------------------------------------------------------------------
Grampian                   150,000    5.26            10/12/2006        149,715
Funding Ltd.
-------------------------------------------------------------------------------
Greyhawk                   125,000    5.26            10/03/2006        124,927
Funding LLC                105,000    5.25            10/05/2006        104,908
                            82,000    5.26            10/27/2006         81,665
-------------------------------------------------------------------------------
Jupiter                    104,692    5.26            10/05/2006        104,600
Securitization              70,000    5.26            10/06/2006         69,928
Corp.                      101,464    5.26            10/13/2006        101,256
                           101,464    5.26            10/16/2006        101,212
                            72,380    5.26            10/26/2006         72,095
-------------------------------------------------------------------------------
Kitty Hawk                 203,738    5.26            10/18/2006        203,172
Funding Corp.
-------------------------------------------------------------------------------
Lehman Brothers            105,000    5.29 (a)         3/19/2007        105,000
Holdings Inc.
-------------------------------------------------------------------------------
Morgan Stanley              76,000    5.32 (a)        11/17/2006         76,000
                            41,300    5.32 (a)        12/01/2006         41,300
-------------------------------------------------------------------------------
Newport Funding            100,000    5.26            10/17/2006         99,737
Corp.
-------------------------------------------------------------------------------
Park Avenue                 62,904    5.26            10/03/2006         62,867
Receivables Co.,            57,275    5.25            10/04/2006         57,233
LLC                        200,917    5.25            10/23/2006        200,214
-------------------------------------------------------------------------------
Preferred                  152,638    5.25            10/24/2006        152,082
Receivables
Funding Corp.
-------------------------------------------------------------------------------
Ranger Funding              82,100    5.26            10/18/2006         81,872
Co., LLC
-------------------------------------------------------------------------------
Sheffield                  161,549    5.26            10/02/2006        161,478
Receivables Corp.           75,000    5.26            10/13/2006         74,847
                           100,400    5.26            10/18/2006        100,121
                            64,634    5.26            10/23/2006         64,407
-------------------------------------------------------------------------------
Skandinaviska              142,000    5.30 (a)         1/23/2007        142,000
Enskilda Banken AB
-------------------------------------------------------------------------------
Solitaire Funding,         300,000    5.26            10/12/2006        299,430
LLC                         75,000    5.26            10/13/2006         74,847
                           140,000    5.26            10/23/2006        139,509
-------------------------------------------------------------------------------
Surrey Funding              50,000    5.26            10/11/2006         49,912
Corp.
-------------------------------------------------------------------------------
Swedbank                    50,000    5.26            10/03/2006         49,971
(ForeningsSparbanken)
-------------------------------------------------------------------------------
Variable Funding           187,500    5.25            10/27/2006        186,734
Capital Corp.
-------------------------------------------------------------------------------
Total Commercial Paper
(Cost -- $5,283,109) .............................................    5,283,093
-------------------------------------------------------------------------------


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            15

Schedule of Investments (continued)       Master Money Trust      (in Thousands)

                             Face    Interest          Maturity
Issue                       Amount     Rate*             Date          Value
===============================================================================
Corporate Notes -- 20.5%
===============================================================================
ABN AMRO                  $297,550    5.464% (a)       5/11/2007    $   297,729
Bank NV
-------------------------------------------------------------------------------
ASIF Global                 54,000    5.34 (a)        10/23/2007         54,000
Financing
-------------------------------------------------------------------------------
American Honda              70,000    5.35 (a)        12/06/2006         70,000
Finance Corp.
-------------------------------------------------------------------------------
Bank of America            375,000    5.29 (a)        12/29/2006        375,000
Corp.
-------------------------------------------------------------------------------
Bank of Ireland             43,300    5.30 (a)        10/19/2007         43,300
-------------------------------------------------------------------------------
Beta Finance Inc.          158,000    5.31 (a)        11/27/2006        157,999
                           217,000    5.298 (a)        3/20/2007        216,995
-------------------------------------------------------------------------------
CC (USA) Inc.              145,000    5.275 (a)        2/20/2007        145,000
(Centauri)                 150,000    5.298 (a)        3/15/2007        149,997
-------------------------------------------------------------------------------
Dorada Finance              75,000    5.28 (a)        11/15/2006         74,999
Inc.
-------------------------------------------------------------------------------
General Electric           163,605    5.43 (a)        10/17/2007        163,605
Capital Corp.
-------------------------------------------------------------------------------
Goldman Sachs              202,600    5.38 (a)        10/15/2007        202,600
Group, Inc.
-------------------------------------------------------------------------------
HSBC Holdings              109,000    5.475 (a)       10/19/2006        109,006
Plc                         47,000    5.54 (a)        10/27/2006         47,002
                           101,000    5.41 (a)        12/14/2006        101,018
-------------------------------------------------------------------------------
JPMorgan                   139,000    5.34 (a)         2/09/2007        139,000
Securities Inc.
-------------------------------------------------------------------------------
Links Finance LLC           50,000    5.318 (a)        5/21/2007         49,999
-------------------------------------------------------------------------------
MetLife Funding,            50,500    5.42 (a)        10/15/2007         50,500
Inc.
-------------------------------------------------------------------------------
Mound Financing            100,000    5.29 (a)        11/08/2006        100,000
Plc
-------------------------------------------------------------------------------
Newcastle CDO III,          60,000    5.36 (a)         3/24/2007         60,000
Ltd.
-------------------------------------------------------------------------------
Northern Rock Plc           91,000    5.46 (a)        10/09/2007         91,049
-------------------------------------------------------------------------------
Permanent                  120,000    5.30 (a)         3/10/2007        120,000
Financing Plc
-------------------------------------------------------------------------------
Restructured Asset          60,000    5.48 (a)         2/08/2007         60,000
Securities with
Enhanced Returns,
Series 1998-MM-7-1
Trust
-------------------------------------------------------------------------------
Sigma Finance              261,000    5.335 (a)       10/25/2006        260,998
Corp.
-------------------------------------------------------------------------------
Toyota Motor               150,000    5.255 (a)        5/04/2007        150,000
Credit Corp.
-------------------------------------------------------------------------------
U.S. Bank, NA               51,000    5.263 (a)       10/02/2006         51,000
-------------------------------------------------------------------------------
Westpac Banking             44,000    5.43 (a)        10/11/2007         44,001
Corp.
-------------------------------------------------------------------------------
Total Corporate Notes
(Cost -- $3,384,756) .............................................    3,384,797
===============================================================================
Funding Agreements -- 6.4%
===============================================================================
General Electric            50,000    5.42 (a)        11/01/2006         50,000
Capital                    150,000    5.42 (a)        12/01/2006        150,000
Assurance Co. (f)
-------------------------------------------------------------------------------
ING USA Annuity             50,000    5.41 (a)         9/18/2007         50,000
and Life
Insurance Co. (f)
-------------------------------------------------------------------------------
Jackson                     55,000    5.39 (a)         5/01/2007         55,000
National Life
Insurance Co. (f)
-------------------------------------------------------------------------------
MetLife                    100,000    5.41 (a)         2/01/2007        100,000
Funding, Inc. (f)
-------------------------------------------------------------------------------
Metropolitan Life          165,000    5.41 (a)         4/02/2007        165,000
Insurance Co. (f)           25,000    5.38 (a)         9/17/2007         25,000
-------------------------------------------------------------------------------
Monumental Life            145,000    5.475 (a)       11/16/2006        145,000
Insurance Co. (f)
-------------------------------------------------------------------------------
New York Life              226,000    5.38 (a)         5/25/2007        226,000
Insurance Co. (f)
-------------------------------------------------------------------------------
The Travelers               70,000    5.38 (a)         3/01/2007         70,000
Insurance Co. (f)           25,000    5.39 (a)         5/01/2007         25,000
-------------------------------------------------------------------------------
Total Funding Agreements
(Cost -- $1,061,000) .............................................    1,061,000
===============================================================================
Promissory Notes -- 1.2%
===============================================================================
Goldman Sachs              200,000    5.36 (a)        10/10/2006        200,000
Group, Inc.
-------------------------------------------------------------------------------
Total Promissory Notes
(Cost -- $200,000) ...............................................      200,000
===============================================================================
Time Deposits -- 2.3%
===============================================================================
Rabobank                   372,530    5.36            10/02/2006        372,530
Nederland
-------------------------------------------------------------------------------
Total Time Deposits
(Cost -- $372,530) ...............................................      372,530
===============================================================================
U.S. Government, Agency & Instrumentality Obligations -- Non-Discount -- 10.1%
===============================================================================
Fannie Mae                  25,000    4.00             6/29/2007         24,766
                           225,000    4.875            1/11/2008        224,370
-------------------------------------------------------------------------------
Federal Farm               136,000    5.23 (a)        10/19/2006        135,999
Credit Banks                68,000    5.24 (a)         4/13/2007         67,996
                           102,000    5.25 (a)        10/05/2007        101,990
                            35,000    5.25 (a)        10/26/2007         35,003
-------------------------------------------------------------------------------
Federal Home                49,500    2.75            11/15/2006         49,343
Loan Bank System            49,500    3.25            11/29/2006         49,336
                            25,000    3.75            11/30/2006         24,935
                            59,235    3.375           12/15/2006         59,009
                           165,000    3.80            12/29/2006        164,389
                            54,000    3.45             1/10/2007         53,726
                            50,500    4.00             6/13/2007         50,048
                            50,000    4.15             7/05/2007         49,602
                            33,750    4.25             9/14/2007         33,470
                            37,250    4.50            12/14/2007         36,996
                            30,000    4.625            2/01/2008         29,836
-------------------------------------------------------------------------------


16      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Schedule of Investments (concluded)       Master Money Trust      (in Thousands)

                             Face    Interest          Maturity
Issue                       Amount     Rate*             Date          Value
===============================================================================
U.S. Government, Agency & Instrumentality Obligations -- Non-Discount
(concluded)
===============================================================================
Freddie Mac               $ 74,500    3.00 %          11/09/2006    $    74,298
                            30,000    3.75            11/15/2006         29,944
                            15,400    4.125            4/12/2007         15,306
                            50,000    4.45             9/28/2007         49,671
                            25,000    4.625           10/05/2007         24,876
                           100,000    4.705           10/11/2007         99,578
                           100,000    4.725           10/19/2007         99,595
-------------------------------------------------------------------------------
U.S. Treasury Notes         50,000    2.50 (d)        10/31/2006         49,887
                            33,000    4.375 (d)       12/31/2007         32,805
-------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations -- Non-Discount
(Cost -- $1,671,747) .............................................    1,666,774
===============================================================================

Beneficial
Interest                    Issue
===============================================================================
Short-Term Securities -- 0.5%
===============================================================================
$81,617                   BlackRock Liquidity Series, LLC
                          Money Market Series,
                          5.33% (b)(c)(e)                                81,617
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $81,617) ................................................       81,617
-------------------------------------------------------------------------------
Total Investments
(Cost -- $16,879,167**) -- 102.4% ................................   16,872,774

Liabilities in Excess of
Other Assets -- (2.4%) ...........................................     (394,028)
                                                                    -----------
Net Assets -- 100.0% .............................................  $16,478,746
                                                                    ===========

* Commercial Paper and certain U.S. Government, Agency and Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2006.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............................................  $16,879,327
                                                                    ===========
      Gross unrealized appreciation ..............................  $       141
      Gross unrealized depreciation ..............................       (6,694)
                                                                    -----------
      Net unrealized depreciation ................................  $    (6,553)
                                                                    ===========

(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity        Interest Income
      ---------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Money Market Series         $ 51,658              $        43
      ---------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of September 30, 2006
(f) Restricted securities as to resale, representing 6.4% of net assets, were as follows:

      ----------------------------------------------------------------------------------------------------------------
      Issue                                                           Acquisition Date        Cost            Value
      ----------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co.:
         5.42% due 11/01/2006                                            11/01/2005        $    50,000     $    50,000
         5.42% due 12/01/2006                                            11/30/2005            150,000         150,000
      ING USA Annuity and Life Insurance Co., 5.41% due 9/18/2007         8/18/2006             50,000          50,000
      Jackson National Life Insurance Co., 5.39% due 5/01/2007            5/01/2006             55,000          55,000
      MetLife Funding, Inc., 5.41% due 2/01/2007                          2/01/2006            100,000         100,000
      Metropolitan Life Insurance Co.:
         5.41% due 4/02/2007                                              4/03/2006            165,000         165,000
         5.38% due 9/17/2007                                              9/15/2006             25,000          25,000
      Monumental Life Insurance Co., 5.475% due 11/16/2006               11/18/2005            145,000         145,000
      New York Life Insurance Co., 5.38% due 5/25/2007                    5/26/2006            226,000         226,000
      The Travelers Insurance Co.:
         5.38% due 3/01/2007                                              2/28/2006             70,000          70,000
         5.39% due 5/01/2007                                              5/01/2006             25,000          25,000
      ----------------------------------------------------------------------------------------------------------------
      Total                                                                                $ 1,061,000     $ 1,061,000
                                                                                           ===========     ===========

      See Notes to Financial Statements.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            17

Statement of Assets and Liabilities                           Master Money Trust

As of September 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (including
             securities loaned of $79,014,130) (identified cost--$16,797,550,801) ......                          $  16,791,157,630
            Investments in affiliated securities, at value
             (identified cost--$81,616,500) ............................................                                 81,616,500
            Receivables:
               Interest ................................................................    $      64,941,059
               Securities lending ......................................................                5,227            64,946,286
                                                                                            -----------------
            Prepaid expenses and other assets ..........................................                                    504,788
                                                                                                                  -----------------
            Total assets ...............................................................                             16,938,225,204
                                                                                                                  -----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Collateral on securities loaned, at value ..................................                                 81,616,500
            Bank overdraft .............................................................                                    444,492
            Payables:
               Securities purchased ....................................................          375,000,000
               Investment adviser ......................................................            1,646,651
               Withdrawals .............................................................              220,407
               Other affiliates ........................................................              149,097           377,016,155
                                                                                            -----------------
            Accrued expenses ...........................................................                                    402,527
                                                                                                                  -----------------
            Total liabilities ..........................................................                                459,479,674
                                                                                                                  -----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .................................................................                          $  16,478,745,530
                                                                                                                  =================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital .........................................................                          $  16,485,138,701
            Unrealized depreciation--net ...............................................                                 (6,393,171)
                                                                                                                  -----------------
            Net Assets .................................................................                          $  16,478,745,530
                                                                                                                  =================

      See Notes to Financial Statements.


18      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Statement of Operations                                       Master Money Trust

For the Six Months Ended September 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest and amortization of premium and discount earned ...................                          $     395,720,739
            Securities lending--net ....................................................                                     43,076
                                                                                                                  -----------------
            Total income ...............................................................                                395,763,815
                                                                                                                  -----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...................................................    $      10,205,183
            Accounting services ........................................................              660,054
            Custodian fees .............................................................              199,622
            Professional fees ..........................................................               83,221
            Trustees' fees and expenses ................................................               37,915
            Pricing fees ...............................................................               22,588
            Printing and shareholder reports ...........................................                1,934
            Other ......................................................................              108,875
                                                                                            -----------------
            Total expenses .............................................................                                 11,319,392
                                                                                                                  -----------------
            Investment income--net .....................................................                                384,444,423
                                                                                                                  -----------------
===================================================================================================================================
Realized & Unrealized Gain--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments--net ..........................................                                     21,751
            Change in unrealized depreciation on investments--net ......................                                  6,874,260
                                                                                                                  -----------------
            Total realized and unrealized gain--net ....................................                                  6,896,011
                                                                                                                  -----------------
            Net Increase in Net Assets Resulting from Operations .......................                          $     391,340,434
                                                                                                                  =================

      See Notes to Financial Statements.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            19

Statements of Changes in Net Assets                           Master Money Trust

                                                                                               For the Six             For the
                                                                                              Months Ended            Year Ended
                                                                                              September 30,           March 31,
Increase (Decrease) in Net Assets:                                                                2006                   2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .....................................................    $     384,444,423     $     521,267,632
            Realized gain (loss)--net ..................................................               21,751              (196,097)
            Change in unrealized depreciation--net .....................................            6,874,260               (38,335)
                                                                                            ---------------------------------------
            Net increase in net assets resulting from operations .......................          391,340,434           521,033,200
                                                                                            ---------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions ................................................       63,515,735,860       123,778,818,394
            Fair value of withdrawals ..................................................      (62,662,742,667)     (124,494,343,825)
                                                                                            ---------------------------------------
            Net increase (decrease) in net assets derived from capital transactions ....          852,993,193          (715,525,431)
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ....................................        1,244,333,627          (194,492,231)
            Beginning of period ........................................................       15,234,411,903        15,428,904,134
                                                                                            ---------------------------------------
            End of period ..............................................................    $  16,478,745,530     $  15,234,411,903
                                                                                            =======================================

      See Notes to Financial Statements.

Financial Highlights                                          Master Money Trust

                                                                                                                      For the Period
                                                             For the Six              For the Year Ended                February 13,
                                                             Months Ended                   March 31,                      2003+
The following ratios have been derived from                  September 30,  ---------------------------------------     to March 31,
information provided in the financial statements.                2006           2006          2005          2004           2003
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
            Total investment return .......................         2.50%**        3.59%         1.64%         1.06%           .90%*
                                                             =======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
            Expenses ......................................          .14%*          .15%          .15%          .15%           .21%*
                                                             =======================================================================
            Investment income and realized gain (loss)--net         4.92%*         3.54%         1.60%         1.08%          1.25%*
                                                             =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ......  $16,478,746    $15,234,412   $15,428,904   $19,286,860    $23,129,013
                                                             =======================================================================

*     Annualized.
**    Aggregate total investment return.
+     Commencement of operations.

      See Notes to Financial Statements.


20      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Notes to Financial Statements                                 Master Money Trust

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market value quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Recent accounting pronouncement -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(f) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            21

Notes to Financial Statements (concluded)                     Master Money Trust

default or in the event of losses on investments made with cash collateral.

(g) Bank overdraft -- The Trust recorded a bank overdraft resulting from a timing difference of security transaction settlements.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM. For the six months ended September 30, 2006, MLIM, LLC received $18,510 in securities lending agent fees.

For the six months ended September 30, 2006, the Trust reimbursed FAM $159,930 for certain accounting services.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.

On September 27, 2006, the shareholders of the investors of the Trust approved a new Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Manager"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006 and the investment advisory fee is unchanged. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate, under which the Manager pays each Sub-Adviser for services it provides a fee equal to 59% of the management fee paid to the Manager.

In connection with the closing, MLIM, LLC, the security lending agent, became BlackRock Investment Management, LLC.

Prior to the closing, certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co., MLIM, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


22      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Disclosure of Investment Advisory Agreement

Disclosure of FAM Management Agreement

The Board of Trustees of Master Money Trust (the "Trust") and the Board of Trustees of WCMA Money Fund (the "Fund") met in August 2006 to consider approval of the management agreement between the Trust, on behalf of the Fund, and Fund Asset Management, L.P., the Trust's manager at that time ("FAM").

Activities and Composition of the Board of Trustees

All but one member of each Board of Trustees is an independent trustee whose only association with FAM or other Merrill Lynch affiliates was as a trustee of the Fund and the Trust and as a trustee or director of certain other funds advised by FAM or its affiliates. The Chairman of each Board is also an independent trustee. New trustee nominees are chosen by a Nominating Committee comprised of independent trustees. All independent trustees also are members of the respective Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Boards and the Audit Committees meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

FAM Management Agreement -- Matters Considered by the Boards

Every year, each Board reviews and considers approval of the Trust's management agreement on behalf of the Fund. Each Board assesses the nature, scope and quality of the services provided to the Fund and the Trust by the personnel of the manager and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. Each Board also receives and assesses information regarding the services provided to the Fund and the Trust by certain unaffiliated service providers.

At various times throughout the year, each Board also considers a range of information in connection with its oversight of the services provided by the manager and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the manager and its affiliates by the Fund and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's/Fund's investment objective, policies and restrictions, and the Trust's/Fund's compliance with its Code of Ethics and compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services provided by the manager and its affiliates.

The Boards noted their view of FAM as one of the most experienced global asset management firms and considered the overall services provided by FAM to be of high quality. The Boards also noted their view of FAM as financially sound and well managed and noted FAM's affiliation with one of America's largest financial firms. The Boards work closely with the manager in overseeing the manager's efforts to achieve good performance. As part of this effort, each Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the manager taking steps such as changing investment personnel.

Annual Consideration of Approval by the Boards

In the period prior to the Board meeting to consider renewal of the management agreement, each Board requests and receives materials specifically relating to the management agreement. These materials include (a) information on the fees and expenses and the investment performance of the Trust/Fund or its predecessor (which had the same investment objectives and strategies as the Trust/Fund) as compared to a comparable group of funds; (b) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the manager and its affiliates of the management agreement and certain other relationships with the Trust and/or the Fund; and (d) information provided by the manager concerning management fees charged to other clients, such as institutional clients, under similar investment mandates. Each Board also considers other matters it deems important to the approval process, such as payments made to the manager or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the manager and its affiliates from their relationship with the Fund and the Trust. Neither Board identified any particular information as controlling, and each member of the Board may have attributed different weights to the various items considered.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            23

Disclosure of Investment Advisory Agreement (concluded)

Certain Specific Renewal Data

In connection with the most recent renewal of the management agreement between the Trust, on behalf of the Fund, and FAM (the "FAM Management Agreement") in August 2006, the independent trustees' and Boards' review included the following:

Services Provided by the Manager -- Each Board reviewed the nature, extent and quality of services provided by FAM, including the management services and the resulting performance of the Trust/Fund. Each Board focused primarily on FAM's investment advisory services and the Trust's/Fund's investment performance. While each Board reviews performance data at least quarterly, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Boards concluded that the comparative data indicated that the Fund's performance was competitive. Considering all these factors, each Board concluded that the Trust's/Fund's performance and the nature and quality of the services provided supported the continuation of the FAM Management Agreement.

FAM's Personnel and Investment Process -- Each Board reviewed the Trust's/Fund's investment objectives and strategies. The Boards discussed with FAM's senior management responsible for investment operations and the senior management of FAM's taxable fixed income investing group the strategies being used to achieve the stated objectives. Among other things, the Boards considered the size, education and experience of FAM's investment staff, its use of technology, and FAM's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed FAM's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Boards also considered the experience of Mr. Mejzak, the Trust's/Fund's portfolio manager at that time. Each Board considered the extensive experience of FAM and its investment staff in analyzing and managing the types of investments used by the Trust and the Fund and concluded that the Trust and the Fund benefit from that experience.

Management Fees and Other Expenses -- Each Board reviews the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other comparable funds. It also compares the Trust's/Fund's total expenses to those of other comparable funds. Each Board determined that the Fund's contractual and actual management fee rates, as well as total expenses, were competitive with those of comparable funds. Each Board concluded that the Fund's management fee rate and overall expense ratio were reasonable.

Profitability -- Each Board considers the cost of the services provided to the Trust and the Fund by the manager and the manager's and its affiliates' profits relating to the management and distribution of the Trust and the Fund and the funds advised by the manager and its affiliates. As part of its analysis, each Board reviewed FAM's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. Each Board also considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Boards concluded that the profits of FAM and its affiliates were acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Trust and the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Trust and the Fund to participate in these economies of scale. Each Board concluded that the Trust's/Fund's management fee rate schedule, which includes breakpoints, appropriately allows shareholders to participate in the benefits of economies of scale. The Boards determined that no changes were currently necessary.

Conclusion

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including all of the independent trustees, approved the renewal of the existing FAM Management Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


24      WCMA MONEY FUND                         SEPTEMBER 30, 2006

Disclosure of New Investment Advisory Agreement

New BlackRock Management Agreement -- Matters Considered by the Boards

In connection with the combination of Merrill Lynch's investment advisory business, including Fund Asset Management, L.P. (the "Previous Manager"), with that of BlackRock, Inc. ("BlackRock") to create a new independent company ("New BlackRock") (the "Transaction"), the Board of Trustees of the Trust, on behalf of the Fund, considered and approved a new management agreement (the "BlackRock Management Agreement") between the Trust and BlackRock Advisors, LLC ("BlackRock Advisors"). Because the Fund is a feeder fund that invests all of its assets in the Trust, the Board of Trustees of the Fund also considered the BlackRock Management Agreement. Shareholders subsequently approved the BlackRock Management Agreement, and it became effective on September 29, 2006, replacing the management agreement with the Previous Manager (the "Previous Management Agreement").

Each Board discussed the BlackRock Management Agreement at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent trustees, approved the BlackRock Management Agreement at an in-person meeting held on May 12, 2006.

To assist each Board in its consideration of the BlackRock Management Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the BlackRock Management Agreement. The additional information was provided in advance of the May 12, 2006 meetings. In addition, the independent trustees consulted with their counsel and counsel for the Fund and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At each Board meeting, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Previous Manager, and of its affiliates, to be transferred to BlackRock in connection with the Transaction. The independent trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the BlackRock Management Agreement.

In connection with each Board's review of the BlackRock Management Agreement, Merrill Lynch and/or BlackRock advised the Boards about a variety of matters. The advice included the following, among other matters:

o that there was not expected to be any diminution in the nature, quality and extent of services provided to the Fund and the Trust and their shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm would enhance its ability to attract and retain talented professionals;

o that the Fund and the Trust were expected to benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock had no present intention to alter any applicable expense waivers or reimbursements that were currently in effect and, while it reserved the right to do so in the future, it would seek the approval of each Board before making any changes;

o that BlackRock and Merrill Lynch would enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers would continue to offer the Fund as an investment product;

o that BlackRock Advisors would have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as was currently being provided to the Previous Manager and that other arrangements between the Previous Manager and Merrill Lynch sales channels would be preserved;


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            25

o that in connection with the Transaction, Merrill Lynch and BlackRock had agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Previous Manager (or affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they had a financial interest in the matters being considered that was different from that of Fund or Trust shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund and Trust shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the BlackRock Management Agreement, including the fact that the schedule of the Fund's/Trust's total advisory and administrative fees would not increase under the BlackRock Management Agreement, but would remain the same;

o that in August 2005, each Board had performed a full annual review of each respective Previous Management Agreement, as required by the 1940 Act, and had determined that the Previous Manager had the capabilities, resources and personnel necessary to provide the advisory and administrative services that were then being provided to the Fund/Trust; and that the advisory and/or management fees paid by the Fund/Trust, taking into account any applicable agreed-upon fee waivers and breakpoints, had represented reasonable compensation to the Previous Manager in light of the services provided, the costs to the Previous Manager of providing those services, economies of scale, the fees and other expenses paid by similar funds, and such other matters as the trustees had considered relevant in the exercise of their reasonable judgment; and

o that Merrill Lynch had agreed to pay all expenses of the Fund and Trust in connection with the Board's consideration of the BlackRock Management Agreement and related agreements and all costs of shareholder approval of the BlackRock Management Agreement and as a result the Fund and the Trust would bear no costs in obtaining shareholder approval of the BlackRock Management Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the BlackRock Management Agreement, each Board assessed the nature, quality and scope of the services to be provided to the Fund and the Trust by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the BlackRock Management Agreement, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and the Trust; (b) Fund and Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's and the Trust's investment objective, policies and restrictions, and their compliance with their Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Previous Management Agreement, each Board had requested and received materials specifically relating to the Previous Management Agreement. These materials included (a) information on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds; (b) a discussion by the Trust's portfolio management team on investment strategies used by the Trust during its most recent fiscal year; (c) information on the profitability to the Previous Manager of the Previous Management Agreement and other payments received by the Previous Manager and its affiliates from the Fund and the Trust; and (d) information provided by the Previous Manager concerning services related to the valuation and pricing of


26      WCMA MONEY FUND                         SEPTEMBER 30, 2006
the Trust's portfolio holdings, allocation of Trust brokerage fees, the Trust's portfolio turnover statistics, and direct and indirect benefits to the Previous Manager and its affiliates from their relationship with the Fund and the Trust.

In its deliberations, each Board considered information received in connection with its most recent approval of the continuance of the Previous Management Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the BlackRock Management Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. Each Board, including a majority of the Board's independent trustees, concluded that the terms of the BlackRock Management Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund/Trust, and that the BlackRock Management Agreement should be approved and recommended to Fund/Trust shareholders.

Nature, Quality and Extent of Services Provided -- Each Board reviewed the nature, quality and extent of services provided by the Previous Manager, including the investment advisory services and the resulting performance of the Fund and the Trust, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Previous Manager's investment advisory services and the investment performance of the Fund and the Trust, but also considered certain areas in which both the Previous Manager and the Fund/Trust received services as part of the Merrill Lynch complex. Each Board compared the Fund's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund and the Trust; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the investment and other practices of the Fund or the Trust.

Each Board was given information with respect to the potential benefits to the Fund and the Trust and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Trust would continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of the possibility of receipt of such revised regulatory relief.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Fund/Trust under the BlackRock Management Agreement were expected to be as good as or better than that provided under the Previous Management Agreement. It was noted, however, that changes in personnel were expected to follow the Transaction and the combination of the operations of the Previous Manager and its affiliates with those of BlackRock. The trustees noted that if portfolio managers or other personnel were to cease to be available prior to the closing of the Transaction, each Board would consider all available options, including seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, the Board was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, quality and extent of the services to be provided to the Fund/Trust under the BlackRock Management Agreement.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the most recent review of the Previous Management Agreement, each Board had received, among other things, information comparing the Fund's fees and expenses to those of comparable funds and information as to the fees charged by the Previous Manager or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the Fund's/Trust's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            27

Disclosure of New Investment Advisory Agreement (concluded)

comparable funds. Each Board also compared the Fund's total expenses to those of comparable funds. Each Board concluded that the Fund's/Trust's management fee and fee rate and overall expense ratio are reasonable compared to those of comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction.

The Fund's Board noted that in addition to the BlackRock Management Agreement, it was considering a new administration agreement with BlackRock Advisors as administrator to replace the Fund's administration agreement under which the Previous Manager was serving as administrator. Based on its review of the materials provided, and the fact that the BlackRock Management Agreement and the new administration agreement are substantially similar to the corresponding previous agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict how the Transaction would affect BlackRock Advisor's profitability from its relationship with the Fund and the Trust.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and the Trust. The trustees noted that they expect to receive profitability information from BlackRock Advisors on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Trust increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Trust to participate in these economies of scale. Each Board determined that changes were not currently necessary.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the BlackRock Management Agreement was substantially similar to the Previous Management Agreement in all material respects, including the rate of compensation, and the fact that the proposed new administration agreement with BlackRock Advisors was also substantially similar to the administration agreement then in effect, each Board determined that as a result of the Transaction, the Fund's/Trust's total advisory and administrative fees would be no higher than the fees under the corresponding Previous Management Agreement and administration agreement. Each Board noted that in conjunction with the most recent deliberations concerning the Previous Management Agreement, the trustees had determined that the total fees for advisory and administrative services for the Fund and the Trust were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Previous Management Agreement, the Boards had received, among other things, information comparing the fees, expenses and performance of the Fund/Trust to those of comparable funds and information as to the fees charged by the Previous Manager to other registered investment company clients for investment management services. Each Board concluded that because the rates for advisory and administrative fees for the Fund/Trust would be no higher than the fee rates in effect at the time, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under the BlackRock Management Agreement, each Board considered whether BlackRock Advisors would experience such benefits to the same extent that the Previous Manager was experiencing such benefits under the Previous Management Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval of the continuance of the Previous Management Agreement, and their discussions with management of the Previous Manager and BlackRock, the trustees determined that BlackRock Advisors' fall-out benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. Each Board noted that fall-out benefits were difficult to quantify with certainty at this time, and indicated that the Board would continue to evaluate them going forward.

Investment Performance -- Each Board considered investment performance for the Fund and the Trust. Each Board compared the performance of the Fund and the Trust -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information showed Fund performance at


28      WCMA MONEY FUND                         SEPTEMBER 30, 2006
various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the Fund's performance was satisfactory. Also, each Board took into account the investment performance of funds advised by BlackRock Advisors. Each Board considered comparative information from Lipper Inc. which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion -- After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved the BlackRock Management Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the BlackRock Management Agreement was in the best interests of the shareholders. In approving the BlackRock Management Agreement, each Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

New BlackRock Sub-Advisory Agreement -- Matters Considered by the Boards

At an in-person meeting held on August 14-16, 2006, each Board, including the independent trustees, discussed and approved the sub-advisory agreement with respect to the Trust (the "BlackRock Sub-Advisory Agreement") between BlackRock Advisors and BlackRock Institutional Management Corporation, an affiliate of BlackRock Advisors (the "Sub-Adviser"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the BlackRock Management Agreement became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 59% of the advisory fee received by BlackRock Advisors from the Trust. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund or Trust expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, each Board reviewed its considerations in connection with its approval of the BlackRock Management Agreement in May 2006. The Boards relied on the same information and considered the same factors as those discussed above in connection with the approval of the BlackRock Management Agreement and came to the same conclusion. In reviewing the sub-advisory fee rate provided in the BlackRock Sub-Advisory Agreement, each Board noted the fact that BlackRock Advisors and the Sub-Adviser each have significant responsibilities under their respective advisory agreements. BlackRock Advisors remains responsible for oversight of the Fund's and the Trust's operations and administration, and the Sub-Adviser provides advisory services to the Fund/Trust and is responsible for the day-to-day management of the Fund's/Trust's portfolio under the BlackRock Sub-Advisory Agreement. The Boards also took into account the fact that there is no increase in total advisory fees paid by the Fund or the Trust as a result of the BlackRock Sub-Advisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 59% of the advisory fee paid by the Trust to BlackRock Advisors.

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved each BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of Fund/Trust shareholders.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            29

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.


30      WCMA MONEY FUND                         SEPTEMBER 30, 2006

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


        WCMA MONEY FUND                         SEPTEMBER 30, 2006            31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

WCMA Money Fund
Box 9011
Princeton, NJ 08543-9011

                                                                  #WCMAM -- 9/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Money Fund and Master Money Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Money Fund and Master Money Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    WCMA Money Fund and Master Money Trust

Date: November 17, 2006